UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund	November 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 96.53%
Corporate Revenue Bond – 0.30%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A
4.50% 10/1/37 (AMT)#	255,000	$230,306
		230,306
Education Revenue Bonds – 13.01%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/32	425,000	413,257
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	488,322
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	316,733
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A
5.00% 11/1/38	400,000	401,844
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	420,000	437,758
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	550,061
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/31	500,000	501,855
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	541,270
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/32	525,000	565,262
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	486,791
5.00% 10/1/35	555,000	616,666
(St. Catherine University) Series A 5.00% 10/1/35	565,000	621,590
(St. Johns University) Series 8-I 5.00% 10/1/31	130,000	145,848
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	141,584
Series 8-G 5.00% 12/1/32	125,000	141,330
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,025,450
(University of St. Thomas) Series 7-U 4.00% 4/1/26	1,400,000	1,482,292
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	325,000	339,196
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	340,000	319,107

NQ-309 [11/18] 1/19 (705890)     1

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Great River School Project) Series A 144A
5.25% 7/1/33 #	140,000	$141,245
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	261,565
		9,939,026
Electric Revenue Bonds – 10.21%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,155,094
Series E 5.00% 1/1/23	1,000,000	1,077,430
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	285,460
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	561,945
Series A 5.00% 10/1/30	240,000	269,014
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/29	150,000	168,713
5.00% 1/1/30	235,000	265,571
5.00% 1/1/31	350,000	389,729
Series A 5.00% 1/1/25	200,000	219,064
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	349,464
Series A 5.00% 12/1/29	500,000	579,585
Series A 5.00% 12/1/31	575,000	660,255
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	425,000	441,987
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,250,000	1,379,975
		7,803,286
Healthcare Revenue Bonds – 32.20%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	270,000	280,848
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. - Orchard Path Project)
5.00% 9/1/43	535,000	556,362
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	500,000	488,620
3rd Tier Series C 5.00% 1/1/32	420,000	414,040

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities
Project) Series A 5.50% 12/1/48	250,000	$246,027
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	250,000	257,253
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	600,000	665,886
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project) Series A 144A
5.00% 8/1/36 #	480,000	481,718
Duluth Economic Development Authority
(Essentia Health Obligated Group) Series A
5.00% 2/15/37	750,000	815,017
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	750,000	807,675
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	500,125
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	276,623
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	653,334	647,147
(St. John’s Lutheran Home of Albert Lea Project)
5.375% 10/1/44	185,000	189,958
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	499,955
5.00% 5/1/28	1,000,000	1,140,160
(North Memorial Health Care) 5.00% 9/1/31	320,000	350,688
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	555,290
Series A 5.00% 11/15/34	500,000	552,680
Series A 5.00% 11/15/49	1,500,000	1,624,875
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	536,662
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,408,585

NQ-309 [11/18] 1/19 (705890)     3

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Children’s Health Care) Series A 5.25% 8/15/25	1,000,000	$1,049,150
Minnesota Agricultural & Economic Development Board
Revenue
(Essenthia Health Obligated Group) Series C-1
5.50% 2/15/25 (AGC)	2,500,000	2,597,250
Rochester Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 ●	925,000	984,071
(Olmsted Medical Center Project) 5.125% 7/1/20	430,000	444,349
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.00% 9/1/21	1,050,000	1,121,977
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	579,284
St. Cloud Health Care Revenue
(Centracare Health System Project) Unrefunded Balance
5.125% 5/1/30	360,000	374,828
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Unrefunded Balance Series A-2
5.25% 11/15/28	975,000	1,005,644
(Fairview Health Services) Series A 5.00% 11/15/47	275,000	297,423
(HealthPartners Obligated Group Project)
5.00% 7/1/32	1,000,000	1,112,770
5.00% 7/1/33	200,000	221,574
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	500,000	503,910
West St. Paul, Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/37	500,000	507,560
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	507,750
		24,603,734
Housing Revenue Bond – 0.37%
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	285,787
		285,787
Lease Revenue Bonds – 5.38%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,199,528
Series A 5.00% 6/1/43	715,000	776,604

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota General Fund Revenue Appropriations
Series B 5.00% 3/1/27	1,000,000	$1,086,860
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio Project) 5.00% 12/1/25	1,000,000	1,050,280
		4,113,272
Local General Obligation Bonds – 5.62%
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	263,147
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,706,415
Series C 5.00% 12/1/30	1,500,000	1,745,280
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	500,000	581,930
		4,296,772
Pre-Refunded/Escrowed to Maturity Bonds – 11.53%
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B
6.875% 11/1/34-19§	750,000	790,163
Mankato Independent School District No. 77
(School Building) Series A 4.125% 2/1/22	1,000,000	1,003,210
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	467,101
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project) Series A
6.875% 12/1/29-19§	950,000	995,249
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.50% 7/1/29-19§	1,000,000	1,020,360
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28-19§	1,025,000	1,056,775
(Gillette Children’s Specialty Project) 5.00% 2/1/27-19§	1,000,000	1,005,000
St. Paul Housing & Redevelopment Authority Hospital
Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	165,000	191,727
Series A 5.00% 11/15/30-25§	120,000	139,438
University of Minnesota
Series A 5.00% 12/1/23-20§	1,000,000	1,059,500
Series D 5.00% 12/1/26-21§	1,000,000	1,086,090
		8,814,613

NQ-309 [11/18] 1/19 (705890)     5

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 0.73%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	100,000	$105,838
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	450,712
		556,550
State General Obligation Bonds – 8.97%
Minnesota
5.00% 10/1/26	500,000	592,150
Series D 5.00% 8/1/26	2,500,000	2,954,175
Series D 5.00% 8/1/27	1,500,000	1,766,295
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	431,672
(Various Purposes) Series F 5.00% 10/1/22	1,000,000	1,107,340
		6,851,632
Transportation Revenue Bonds – 6.60%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
Senior Series B 5.00% 1/1/22 (AMT)	1,000,000	1,002,080
Subordinate
Series B 5.00% 1/1/26	710,000	767,091
Series B 5.00% 1/1/31	750,000	804,990
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,027,910
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	487,427
Series A 4.00% 8/1/27	545,000	585,019
Series A 4.00% 8/1/28	350,000	373,041
		5,047,558
Water & Sewer Revenue Bonds – 1.61%
Metropolitan Council General Obligation Wastewater
Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	605,448
Series C 4.00% 3/1/32	585,000	622,493
		1,227,941
Total Municipal Bonds (cost $72,948,738)		73,770,477

6     NQ-309 [11/18] 1/19 (705890)

(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments – 2.39%
Variable Rate Demand Notes – 2.39%¤
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System)
Series B-1 1.74% 11/15/35 (LOC - JPMorgan Chase
Bank N.A.)	1,250,000	$1,250,000
Series B-2 1.74% 11/15/35 (LOC - JPMorgan Chase
Bank N.A.)	300,000	300,000
Minnesota Health Care System Revenue (Fairview Health
Services) Series C
1.69% 11/15/48 (SPA - Wells Fargo Bank N.A.)	275,000	275,000
Total Short-Term Investments (cost $1,825,000)		1,825,000

Total Value of Securities – 98.92%
(cost $74,773,738)		75,595,477
Receivables and Other Assets Net of Liabilities – 1.08%		822,808
Net Assets Applicable to 7,136,034 Shares Outstanding – 100.00%		$76,418,285

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2018, the aggregate value of Rule 144A securities was $1,192,465, which represents 1.56% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2018.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Nov. 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

NQ-309 [11/18] 1/19 (705890)     7

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes.

8     NQ-309 [11/18] 1/19 (705890)

Notes
Delaware Tax-Free Minnesota Intermediate Fund	November 30, 2018 (Unaudited)

1. Significant Accounting Policies

Voyageur Intermediate Tax-Free Funds (Trust) - Delaware Tax-Free Minnesota Intermediate Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Aug. 31, 2018.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

NQ-309 [11/18] 1/19 (705890)     9

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$73,770,477
Short-Term Investment	1,825,000
Total Value of Securities	$75,595,477

During the period ended Nov. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Nov. 30, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

10     NQ-309 [11/18] 1/19 (705890)

(Unaudited)

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-309 [11/18] 1/19 (705890)     11

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: